Offerings	Nov. 18, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 597,732,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,512.77
Offering Note
(1)
The maximum aggregate offering price of the offering related to the prospectus supplement dated November 18, 2024 to the prospectus dated June 1, 2022, to which this Exhibit 107 is attached, is $1,194,462,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 596,730,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,359.36
Offering Note
(1)
The maximum aggregate offering price of the offering related to the prospectus supplement dated November 18, 2024 to the prospectus dated June 1, 2022, to which this Exhibit 107 is attached, is $1,194,462,000.